TrueShares ETFs

The Opal Dividend Income ETF (NYSE Arca, Inc.: DIVZ)

RiverNorth Enhanced Pre-Merger SPAC ETF (Cboe BZX Exchange, Inc.: SPCZ)

RiverNorth Patriot ETF (Cboe BZX Exchange, Inc.: FLDZ)

TrueShares Active Yield ETF (NASDAQ Stock Market, LLC: ERNZ)

TrueShares Eagle Global Renewable Energy Income ETF (NYSE Arca, Inc.: RNWZ)

TrueShares Technology, AI & Deep Learning ETF (NYSE Arca, Inc.: LRNZ)

Schedules of Investments

September 30, 2025

The Opal Dividend Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.36%
Banking - 4.68%
Citigroup, Inc.	91,101	$9,246,752

Consumer Discretionary Products - 1.38%
Lennar Corp., Class A	21,668	2,731,035

Consumer Staple Products - 17.00%
Altria Group, Inc.	66,132	4,368,680
British American Tobacco PLC - Sponsored ADR	93,606	4,968,607
Hershey Co.	28,279	5,289,587
PepsiCo, Inc.	39,259	5,513,534
Philip Morris International, Inc.	65,025	10,547,055
Procter & Gamble Co.	18,796	2,888,005
		33,575,468
Financial Services - 11.40%
Blue Owl Capital, Inc., Class A	405,516	6,865,386
CME Group, Inc.	28,923	7,814,705
Goldman Sachs Group, Inc.	9,846	7,840,862
		22,520,953
Health Care - 12.31%
AbbVie, Inc.	28,099	6,506,043
Cigna Group	19,829	5,715,709
Johnson & Johnson	38,591	7,155,543
Novo Nordisk A/S – Sponsored ADR	88,807	4,927,900
		24,305,195
Industrial Services - 0.69%
United Parcel Service, Inc., Class B	16,177	1,351,265

Insurance - 2.53%
American International Group, Inc.	63,615	4,996,322

Materials - 5.63%
Air Products and Chemicals, Inc.	18,611	5,075,592
CRH PLC	50,367	6,039,003
		11,114,595
Oil & Gas - 9.74%
Chevron Corp.	32,044	4,976,113
Enbridge, Inc.	191,838	9,680,145
Kinder Morgan, Inc.	161,442	4,570,423
		19,226,681
	Shares	Value
COMMON STOCKS - 94.36% (continued)
Retail & Wholesale - Discretionary - 1.97%
Genuine Parts Co.	28,123	$3,897,848

Software & Tech Services - 3.10%
Accenture PLC, Class A	24,847	6,127,270

Telecommunications - 9.76%
AT&T, Inc.	292,759	8,267,514
Verizon Communications, Inc.	250,548	11,011,585
		19,279,099
Utilities - 14.17%
American Electric Power Co., Inc.	53,296	5,995,800
Dominion Energy, Inc.	123,004	7,524,155
NextEra Energy, Inc.	123,227	9,302,406
NRG Energy, Inc.	31,936	5,172,035
		27,994,396

TOTAL COMMON STOCKS
(Cost $166,248,943)		186,366,879

	Shares	Value
LIMITED PARTNERSHIPS - 5.11%
Oil & Gas - 5.11%
MPLX LP	202,147	10,097,243

TOTAL LIMITED PARTNERSHIPS
(Cost $9,850,952)		10,097,243

	Shares	Value
MONEY MARKET FUNDS - 0.51%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(a)	1,008,581	1,008,581

TOTAL MONEY MARKET FUNDS
(Cost $1,008,581)		1,008,581

TOTAL INVESTMENTS - 99.98%
(Cost $177,108,476)		$197,472,703

Other Assets in Excess of Liabilities - 0.02%		45,859

NET ASSETS - 100.00%		$197,518,562

(a)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

See Notes to Schedules of Investments

2

The Opal Dividend Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depository Receipt

A/S - Aktieselskab (Danish: Joint Stock Company)

LP – Limited Partnership

PLC - Public Limited Company

See Notes to Schedules of Investments

3

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 93.84%(a)
A Paradise Acquisition Corp., Class A	10,000	$99,000
A SPAC III Acquisition Corp., Class A	4,744	49,100
AA Mission Acquisition Corp., Class A	4,744	49,907
Aldel Financial II, Inc.	9,487	99,139
Archimedes Tech SPAC Partners II Co.	2,135	22,033
Armada Acquisition Corp. II, Class A	2,372	24,764
Artius II Acquisition, Inc., Class A	2,372	24,028
Berto Acquisition Corp.	1,038	11,096
Bleichroeder Acquisition Corp. I	4,744	49,290
BTC Development Corp	5,000	50,500
Cal Redwood Acquisition Corp.	2,372	24,266
Centurion Acquisition Corp.	9,381	98,970
ChampionsGate Acquisition Corp.	886	9,019
Charlton Aria Acquisition Corp., Class A	4,744	49,243
Churchill Capital Corp. X	2,372	32,971
CO2 Energy Transition Corp.	8,131	82,530
Columbus Acquisition Corp.	2,372	24,432
Columbus Circle Capital Corp. I	1,186	12,002
Copley Acquisition Corp.	2,372	24,123
CSLM Digital Asset Acquisition	10,000	101,000
D Boral ARC Acquisition I Corp.	10,000	99,200
Digital Asset Acquisition Corp.	1,187	12,440
Drugs Made In America Acquisition Corp.	2,372	24,787
DT Cloud Star Acquisition Corp.	4,744	49,717
Dune Acquisition Corp. II	1,779	18,004
EGH Acquisition Corp.	2,372	24,218
EQV Ventures Acquisition Corp.	9,486	98,465
EQV Ventures Acquisition Corp. II	15,179	151,031
Fact II Acquisition Corp.	9,487	98,665
Fifth Era Acquisition Corp. I	2,372	24,906
Gesher Acquisition Corp. II, Class A	2,372	24,076
Globa Terra Acquisition Corp.	4,320	44,107
Gores Holdings X, Inc.	1,186	12,275
GP-Act III Acquisition Corp., Class A	16,838	178,483
Graf Global Corp.	18,974	199,986
GSR III Acquisition Corp.	3,652	37,835
GSR IV Acquisition Corp.	10,000	101,350
HCM III Acquisition Corp.	6,667	68,737
Hennessy Capital Investment Corp. VII	9,487	99,424
Horizon Space Acquisition II Corp.	2,467	25,879
IB Acquisition Corp.	4,742	50,218
Inflection Point Acquisition Corp. III	1,483	14,963
Jackson Acquisition Co. II	4,744	49,243
K&F Growth Acquisition Corp. II	4,744	48,484
Kochav Defense Acquisition Corp.	2,372	23,791
Lakeshore Acquisition III Corp.	2,372	24,337
Launch One Acquisition Corp.	4,744	49,907
Launch Two Acquisition Corp.	9,487	98,854
Legato Merger Corp. III	19,024	204,318
Lionheart Holdings	7,909	83,044
Live Oak Acquisition Corp. V	2,372	24,147
M3-Brigade Acquisition V Corp., Class A	9,487	100,088
M3-Brigade Acquisition VI Corp.	10,000	101,200
Maywood Acquisition Corp., Class A	1,977	20,324
Melar Acquisition Corp. I	8,343	87,685
New Providence Acquisition Corp. III	2,372	24,124
Newbury Street II Acquisition Corp., Class A	4,744	49,124
NewHold Investment Corp. III, Class A	2,372	24,147
Oyster Enterprises II Acquisition Corp.	2,372	24,313
Pelican Acquisition Corp.	2,372	24,550
Plum Acquisition Corp. IV	8,301	100,857
	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 93.84%(a) (continued)
ProCap Acquisition Corp.	949	$10,050
Quantumsphere Acquisition Corp.	10,000	101,300
Quartzsea Acquisition Corp.	2,372	24,503
Real Asset Acquisition Corp.	2,372	24,455
Republic Digital Acquisition Co.	1,186	12,429
RF Acquisition Corp. II	7,651	81,636
Rising Dragon Acquisition Corp.	9,487	98,854
Rithm Acquisition Corp.	1,186	12,334
Siddhi Acquisition Corp.	2,372	24,408
Silver Pegasus Acquisition Corp.	10,001	101,910
SIM Acquisition Corp. I, Class A	4,744	49,812
Sizzle Acquisition Corp. II	2,372	24,337
Solarius Capital Acquisition Corp.	16,000	161,440
Soulpower Acquisition Corp.	2,135	22,631
Spring Valley Acquisition Corp. III	10,000	104,000
Stellar V Capital Corp.	2,372	24,669
StoneBridge Acquisition II Corp	9,900	98,703
Texas Ventures Acquisition III Corp.	2,372	26,780
Thayer Ventures Acquisition Corp. II	1,897	19,349
Titan Acquisition Corp.	2,372	24,337
Trailblazer Merger Corp. I	18,109	215,678
UY Scuti Acquisition Corp.	2,965	30,599
Willow Lane Acquisition Corp.	4,744	54,935

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $4,658,238)		4,907,865

	Shares	Value
RIGHTS - 1.20%(a)
A Paradise Acquisition Corp., Class A
Subscription Price $10.00,
Expires 7/31/2027	10,000	1,601
A SPAC III Acquisition Corp., Class A
Subscription Price $10.00,
Expires 11/12/2026	4,744	901
Aimei Health Technology Co. Ltd.
Subscription Price $10.00,
Expires 11/17/2028	14,391	4,317
Artius II Acquisition, Inc., Class A
Subscription Price $10.00,
Expires 2/14/2027	2,372	569
Bayview Acquisition Corp.
Subscription Price $10.00,
Expires 11/19/2025	7,251	1,160
Black Hawk Acquisition Corp.
Subscription Price $10.00,
Expires 10/22/2025	3,951	5,729
Bleichroeder Acquisition Corp. I
Subscription Price $10.00,
Expires 11/4/2026	5,000	3,400
Charlton Aria Acquisition Corp., Class A
Subscription Price $10.00,
Expires 12/31/2026	5,000	1,100
CO2 Energy Transition Corp.
Subscription Price $10.00,
Expires 11/22/2026	8,131	1,824

See Notes to Schedules of Investments

4

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

	Shares	Value
RIGHTS - 1.20%(a) (continued)
DT Cloud Star Acquisition Corp.
Subscription Price $10.00,
Expires 7/9/2029	5,000	$1,000
ESH Acquisition Corp.
Subscription Price $10.00,
Expires 11/30/2025	19,934	4,039
Eureka Acquisition Corp.
Subscription Price $10.00,
Expires 1/3/2026	2,254	541
Flag Ship Acquisition Corp.
Subscription Price $10.00,
Expires 3/31/2026	8,679	1,649
GSR III Acquisition Corp.
Subscription Price $10.00,
Expires 8/7/2026	677	5,755
Horizon Space Acquisition I Corp.
Subscription Price $10.00,
Expires 10/27/2025	3,101	535
IB Acquisition Corp.
Subscription Price $10.00,
Expires 3/28/2026	4,998	400
Inflection Point Acquisition Corp. III
Subscription Price $10.00,
Expires 4/28/2027	1,483	653
Iron Horse Acquisitions Corp.
Subscription Price $10.00,
Expires 6/26/2026	12,150	8,869
Jackson Acquisition Co. II
Subscription Price $10.10,
Expires 12/11/2026	4,744	1,233
K&F Growth Acquisition Corp. II
Subscription Price $10.00,
Expires 11/6/2026	4,744	664
Kochav Defense Acquisition Corp.
Subscription Price $10.00,
Expires 5/29/2027	2,372	522
Maywood Acquisition Corp., Class A
Subscription Price $10.00,
Expires 8/14/2026	1,977	1,186
Oak Woods Acquisition Corp.
Subscription Price $10.00,
Expires 3/23/2028	19,934	4,137
Quetta Acquisition Corp.
Subscription Price $10.00,
Expires 12/2/2025	1,994	3,490
RF Acquisition Corp. II
Subscription Price $10.00,
Expires 5/1/2026	8,065	807
Rising Dragon Acquisition Corp.
Subscription Price $10.00,
Expires 11/15/2028	10,000	2,021
	Shares	Value
RIGHTS - 1.20%(a) (continued)
Trailblazer Merger Corp. I
Subscription Price $10.00,
Expires 4/21/2028	19,088	$4,772

TOTAL RIGHTS
(Cost $41,921)		62,874

	Shares	Value
WARRANTS - 1.55%(a)
AA Mission Acquisition Corp., Class A
Exercise Price $11.50,
Expires 8/1/2030	2,500	400
Alchemy Investments Acquisition Corp. 1
Exercise Price $11.50,
Expires 6/26/2028	2,758	359
Aldel Financial II, Inc.
Exercise Price $11.50,
Expires 10/10/2029	4,743	2,585
Armada Acquisition Corp. II, Class A
Exercise Price $11.50,
Expires 5/20/2030	1,186	1,127
Centurion Acquisition Corp.
Exercise Price $11.50,
Expires 8/1/2029	4,944	1,483
CO2 Energy Transition Corp.
Exercise Price $11.50,
Expires 8/17/2028	8,131	1,137
Columbus Circle Capital Corp. I
Exercise Price $11.50,
Expires 6/5/2030	593	658
D Boral ARC Acquisition I Corp.
Exercise Price $11.50,
Expires 5/6/2030	5,000	1,099
Dune Acquisition Corp. II
Exercise Price $11.50,
Expires 6/12/2030	1,332	293
Dynamix Corp.
Exercise Price $11.50,
Expires 12/6/2029	5,000	10,500
EQV Ventures Acquisition Corp.
Exercise Price $11.50,
Expires 7/1/2031	3,333	1,666
EQV Ventures Acquisition Corp. II, Class A
Exercise Price $11.50,
Expires 6/30/2026	5,059	1,214
Four Leaf Acquisition Corp.
Exercise Price $11.50,
Expires 5/12/2028	19,934	716
Gesher Acquisition Corp. II, Class A
Exercise Price $11.50,
Expires 3/12/2030	1,186	409
GIBO Holdings Ltd.
Exercise Price $11.50,
Expires 5/8/2030	9,967	399

See Notes to Schedules of Investments

5

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 1.55%(a) (continued)
Goal Acquisitions Corp.
Exercise Price $11.50,
Expires 2/11/2026	2,463	$25
GP-Act III Acquisition Corp., Class A
Exercise Price $11.50,
Expires 12/31/2027	8,874	2,307
Graf Global Corp.
Exercise Price $11.50,
Expires 8/7/2029	10,000	3,300
Haymaker Acquisition Corp. 4
Exercise Price $11.50,
Expires 9/12/2028	2,397	1,071
HCM II Acquisition Corp.
Exercise Price $11.50,
Expires 10/10/2029	690	4,181
Horizon Space Acquisition I Corp.
Exercise Price $11.50,
Expires 1/26/2028	3,101	207
Iron Horse Acquisitions Corp.
Exercise Price $11.50,
Expires 2/16/2029	12,150	1,227
Israel Acquisitions Corp.
Exercise Price $11.50,
Expires 2/28/2028	4,661	851
Jaws Mustang Acquisition Corp.
Exercise Price $11.50,
Expires 1/30/2026	1,780	60
Keen Vision Acquisition Corp.
Exercise Price $11.50,
Expires 9/15/2028	10,401	685
Kodiak AI, Inc.
Exercise Price $11.50,
Expires 6/12/2028	10,085	10,741
Launch One Acquisition Corp.
Exercise Price $11.50,
Expires 8/29/2029	2,500	600
Launch Two Acquisition Corp.
Exercise Price $11.50,
Expires 11/26/2029	5,000	1,821
Legato Merger Corp. III
Exercise Price $11.50,
Expires 3/28/2029	10,026	3,759
Lionheart Holdings
Exercise Price $11.50,
Expires 8/9/2029	4,168	1,150
Live Oak Acquisition Corp. V
Exercise Price $11.50,
Expires 4/17/2030	1,186	575
M3-Brigade Acquisition V Corp., Class A
Exercise Price $11.50,
Expires 9/23/2030	5,000	6,100
Melar Acquisition Corp. I
Exercise Price $11.50,
Expires 6/1/2031	4,397	1,003
Namib Minerals
Exercise Price $11.50,
Expires 6/5/2030	3,542	496
	Shares	Value
WARRANTS - 1.55%(a) (continued)
New Providence Acquisition Corp. III, Class A
Exercise Price $11.50,
Expires 4/24/2030	790	$340
Newbury Street II Acquisition Corp., Class A
Exercise Price $11.50,
Expires 12/27/2029	2,372	593
NewHold Investment Corp. III, Class A
Exercise Price $11.50,
Expires 4/17/2030	1,186	427
Oak Woods Acquisition Corp.
Exercise Price $11.50,
Expires 5/17/2028	19,934	997
Polibeli Group Ltd.
Exercise Price $11.50,
Expires 6/23/2030	4,018	375
SIM Acquisition Corp. I, Class A
Exercise Price $11.50,
Expires 8/28/2029	2,500	950
Slam Corp.
Exercise Price $11.50,
Expires 2/23/2026	3,115	37
Spark I Acquisition Corp.
Exercise Price $11.50,
Expires 11/27/2028	9,967	5,497
Willow Lane Acquisition Corp.
Exercise Price $11.50,
Expires 12/28/2029	2,372	6,713
Youlife Group, Inc.
Exercise Price $11.50,
Expires 3/30/2028	8,873	985

TOTAL WARRANTS
(Cost $35,459)		81,118

	Shares	Value
MONEY MARKET FUNDS - 6.30%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	329,572	329,572

TOTAL MONEY MARKET FUNDS
(Cost $329,572)		329,572

TOTAL INVESTMENTS - 102.89%
(Cost $5,065,190)		$5,381,429

Liabilities in Excess of Other Assets - (2.89)%		(151,073)

NET ASSETS - 100.00%		$5,230,356

See Notes to Schedules of Investments

6

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

7

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.04%
Banking - 6.65%
Ameris Bancorp	90	$6,598
Atlantic Union Bankshares Corp.	180	6,352
Bank OZK	119	6,067
BOK Financial Corp.	73	8,135
Cadence Bank	225	8,447
Citizens Financial Group, Inc.	163	8,665
Columbia Banking System, Inc.	329	8,468
Commerce Bancshares, Inc.	148	8,845
Cullen/Frost Bankers, Inc.	73	9,254
East West Bancorp, Inc.	74	7,877
Fifth Third Bancorp	192	8,554
First Citizens BancShares, Inc., Class A	4	7,157
First Horizon Corp.	373	8,434
FNB Corp.	388	6,251
Glacier Bancorp, Inc.	121	5,889
Hancock Whitney Corp.	104	6,511
Huntington Bancshares, Inc.	491	8,480
KeyCorp	444	8,298
M&T Bank Corp.	45	8,893
Old National Bancorp	387	8,495
Pinnacle Financial Partners, Inc.	90	8,441
PNC Financial Services Group, Inc.	59	11,855
Prosperity Bancshares, Inc.	134	8,891
Regions Financial Corp.	312	8,227
SouthState Bank Corp.	89	8,799
Synovus Financial Corp.	165	8,098
Truist Financial Corp.	237	10,836
UMB Financial Corp.	75	8,876
United Bankshares, Inc.	163	6,065
US Bancorp	210	10,149
Valley National Bancorp	799	8,469
Webster Financial Corp.	136	8,084
Wells Fargo & Co.	121	10,142
Western Alliance Bancorp	90	7,805
Wintrust Financial Corp.	59	7,814
Zions Bancorp NA	148	8,374
		296,595
Consumer Discretionary Products - 2.92%
DR Horton, Inc.	103	17,455
Lennar Corp., Class A	130	16,385
Meritage Homes Corp.	194	14,052
NVR, Inc.(a)	2	16,069
PulteGroup, Inc.	133	17,573
Rivian Automotive, Inc., Class A(a)	1,056	15,502
Taylor Morrison Home Corp.(a)	254	16,767
Toll Brothers, Inc.	119	16,439
		130,242
Consumer Discretionary Services - 5.19%
Boyd Gaming Corp.	206	17,809
Brinker International, Inc.(a)	124	15,708
Caesars Entertainment, Inc.(a)	555	14,999
Cava Group, Inc.(a)	270	16,311
Chipotle Mexican Grill, Inc.(a)	427	16,734
Churchill Downs, Inc.	180	17,462
Darden Restaurants, Inc.	90	17,132
DraftKings, Inc., Class A(a)	400	14,960
	Shares	Value
COMMON STOCKS - 98.04% (continued)
Consumer Discretionary Services - 5.19% (continued)
Dutch Bros, Inc., Class A(a)	308	$16,121
Grand Canyon Education, Inc.(a)	75	16,464
Planet Fitness, Inc., Class A(a)	163	16,919
Stride, Inc.(a)	118	17,575
Texas Roadhouse, Inc.	103	17,113
Wingstop, Inc.	63	15,856
		231,163
Consumer Staple Products - 1.55%
Altria Group, Inc.	291	19,223
Coca-Cola Consolidated, Inc.	149	17,457
Constellation Brands, Inc., Class A	120	16,160
The Campbell’s Co.	513	16,201
		69,041
Financial Services - 6.32%
AGNC Investment Corp.	861	8,429
Ally Financial, Inc.	204	7,997
Ameriprise Financial, Inc.	16	7,860
Annaly Capital Management, Inc.	403	8,145
Ares Management Corp., Class A	50	7,994
Blue Owl Capital, Inc., Class A	495	8,380
Capital One Financial Corp.	45	9,566
Charles Schwab Corp.	119	11,361
Circle Internet Group, Inc.(a)	63	8,353
Core Scientific, Inc.(a)	355	6,369
Credit Acceptance Corp.(a)	16	7,471
Enact Holdings, Inc.	163	6,249
Federal Home Loan Mortgage Corp.(a)	681	8,015
Federal National Mortgage Association(a)	660	7,953
Fidelity National Financial, Inc.	148	8,952
Jack Henry & Associates, Inc.	61	9,085
LPL Financial Holdings, Inc.	29	9,648
MARA Holdings, Inc.(a)	511	9,331
MGIC Investment Corp.	295	8,369
Mr Cooper Group, Inc.	45	9,486
OneMain Holdings, Inc.	137	7,735
PennyMac Financial Services, Inc.	75	9,291
Piper Sandler Cos.	32	11,104
Riot Platforms, Inc.(a)	487	9,268
Rithm Capital Corp.	729	8,303
Robinhood Markets, Inc., Class A(a)	90	12,886
SLM Corp.	227	6,283
SoFi Technologies, Inc.(a)	296	7,820
Synchrony Financial	121	8,597
T Rowe Price Group, Inc.	75	7,698
TPG, Inc.	144	8,273
Upstart Holdings, Inc.(a)	152	7,722
Voya Financial, Inc.	105	7,854
		281,847
Health Care - 9.62%
Axsome Therapeutics, Inc.(a)	120	14,574
Cardinal Health, Inc.	120	18,835
Caris Life Sciences, Inc.(a)	564	17,061
Centene Corp.(a)	490	17,483

See Notes to Schedules of Investments

8

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 98.04% (continued)
Health Care - 9.62% (continued)
Chemed Corp.	31	$13,880
Cigna Group	61	17,583
Corcept Therapeutics, Inc.(a)	201	16,705
CVS Health Corp.	256	19,300
Elevance Health, Inc.	60	19,387
Ensign Group, Inc.	103	17,795
HCA Healthcare, Inc.	44	18,753
HealthEquity, Inc.(a)	180	17,059
Humana, Inc.	60	15,610
Ionis Pharmaceuticals, Inc.(a)	259	16,944
iRhythm Technologies, Inc.(a)	80	13,759
McKesson Corp.	28	21,631
Molina Healthcare, Inc.(a)	88	16,840
Natera, Inc.(a)	97	15,614
Neurocrine Biosciences, Inc.(a)	124	17,407
Quest Diagnostics, Inc.	89	16,962
RadNet, Inc.(a)	195	14,861
Tenet Healthcare Corp.(a)	88	17,868
TG Therapeutics, Inc.(a)	417	15,064
United Therapeutics Corp.(a)	43	18,026
UnitedHealth Group, Inc.	58	20,027
		429,028
Industrial Products - 1.59%
AAON, Inc.	188	17,567
Huntington Ingalls Industries, Inc.	60	17,274
Karman Holdings, Inc.(a)	254	18,339
Symbotic, Inc., Class A(a)	332	17,895
		71,075
Industrial Services - 8.78%
ADT, Inc.	1,972	17,176
Casella Waste Systems, Inc., Class A(a)	164	15,560
Comfort Systems USA, Inc.	15	12,378
Construction Partners, Inc., Class A(a)	127	16,129
Core & Main, Inc., Class A(a)	327	17,602
CSX Corp.	553	19,637
Dycom Industries, Inc.(a)	60	17,506
EMCOR Group, Inc.	31	20,136
IES Holdings, Inc.(a)	45	17,894
Installed Building Products, Inc.	60	14,800
JB Hunt Transport Services, Inc.	133	17,845
Knight-Swift Transportation Holdings, Inc.	434	17,147
MasTec, Inc.(a)	75	15,961
MSC Industrial Direct Co., Inc., Class A	165	15,203
Norfolk Southern Corp.	59	17,724
Old Dominion Freight Line, Inc.	118	16,612
Primoris Services Corp.	121	16,617
Republic Services, Inc.	89	20,424
Saia, Inc.(a)	61	18,261
SiteOne Landscape Supply, Inc.(a)	109	14,039
Southwest Airlines Co.	528	16,848
Sterling Infrastructure, Inc.(a)	48	16,305
	Shares	Value
COMMON STOCKS - 98.04% (continued)
Industrial Services - 8.78% (continued)
Waste Management, Inc.	89	$19,654
		391,458
Insurance - 3.28%
Allstate Corp.	44	9,445
American Financial Group, Inc.	59	8,597
Cincinnati Financial Corp.	59	9,328
Equitable Holdings, Inc.	155	7,871
Erie Indemnity Co., Class A	30	9,545
Globe Life, Inc.	60	8,578
Hanover Insurance Group, Inc.	46	8,355
Jackson Financial, Inc., Class A	89	9,009
Kinsale Capital Group, Inc.	16	6,804
Lincoln National Corp.	212	8,550
Loews Corp.	87	8,734
Markel Group, Inc.(a)	4	7,645
Old Republic International Corp.	208	8,834
Progressive Corp.	46	11,360
RLI Corp.	90	5,870
Ryan Specialty Holdings, Inc.	312	17,584
		146,109
Materials - 1.92%
Eagle Materials, Inc.	76	17,711
Martin Marietta Materials, Inc.	31	19,539
Trex Co., Inc.(a)	295	15,243
UFP Industries, Inc.	154	14,397
Vulcan Materials Co.	61	18,765
		85,655
Media - 4.35%
Charter Communications, Inc., Class A(a)	60	16,506
Fox Corp., Class A	275	17,341
Liberty Broadband Corp., Class C(a)	270	17,156
Lyft, Inc., Class A(a)	775	17,058
Maplebear, Inc.(a)	404	14,851
New York Times Co., Class A	297	17,048
Nexstar Media Group, Inc.	92	18,192
Opendoor Technologies, Inc.(a)	974	7,763
Roku, Inc.(a)	166	16,622
Sirius XM Holdings, Inc.	755	17,573
Trade Desk, Inc., Class A(a)	355	17,398
Zillow Group, Inc., Class C(a)	215	16,566
		194,074
Oil & Gas - 8.15%
Antero Midstream Corp.	859	16,699
Antero Resources Corp.(a)	498	16,713
Chord Energy Corp.	144	14,309
Comstock Resources, Inc.(a)	753	14,932
Coterra Energy, Inc.	711	16,815
Devon Energy Corp.	465	16,303
Diamondback Energy, Inc.	113	16,170
DT Midstream, Inc.	145	16,394

See Notes to Schedules of Investments

9

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 98.04% (continued)
Oil & Gas - 8.15% (continued)
EOG Resources, Inc.	162	$18,164
EQT Corp.	319	17,363
Expand Energy Corp.	155	16,467
HF Sinclair Corp.	314	16,435
Kinder Morgan, Inc.	680	19,251
Marathon Petroleum Corp.	85	16,383
Matador Resources Co.	298	13,389
Murphy USA, Inc.	44	17,083
ONEOK, Inc.	232	16,929
Permian Resources Corp.	1,227	15,706
Range Resources Corp.	447	16,825
Targa Resources Corp.	100	16,754
Texas Pacific Land Corp.	8	7,469
Viper Energy, Inc., Class A	212	8,103
Williams Cos., Inc.	297	18,815
		363,471
Real Estate - 7.33%
Agree Realty Corp.	119	8,454
Alexandria Real Estate Equities, Inc.	105	8,751
American Healthcare REIT, Inc.	194	8,150
American Homes 4 Rent, Class A	260	8,645
AvalonBay Communities, Inc.	44	8,499
BXP, Inc.	104	7,731
Brixmor Property Group, Inc.	312	8,636
Camden Property Trust	76	8,115
CareTrust REIT, Inc.	251	8,705
Crown Castle, Inc.	89	8,588
CubeSmart	209	8,498
EastGroup Properties, Inc.	46	7,786
Equity LifeStyle Properties, Inc.	135	8,194
Equity Residential	137	8,868
Essential Properties Realty Trust, Inc.	213	6,339
Essex Property Trust, Inc.	31	8,297
Extra Space Storage, Inc.	60	8,456
Federal Realty Investment Trust	89	9,017
First Industrial Realty Trust, Inc.	166	8,544
Gaming and Leisure Properties, Inc.	177	8,250
Healthcare Realty Trust, Inc.	482	8,690
Healthpeak Properties, Inc.	460	8,809
Host Hotels & Resorts, Inc.	483	8,221
Invitation Homes, Inc.	291	8,535
Kilroy Realty Corp.	138	5,831
Kimco Realty Corp.	389	8,500
Lamar Advertising Co., Class A	76	9,304
Mid-America Apartment Communities, Inc.	61	8,524
NNN REIT, Inc.	209	8,897
Public Storage	30	8,666
Regency Centers Corp.	118	8,602
Rexford Industrial Realty, Inc.	195	8,016
Ryman Hospitality Properties, Inc.	60	5,375
Simon Property Group, Inc.	60	11,260
STAG Industrial, Inc.	241	8,505
Terreno Realty Corp.	153	8,683
UDR, Inc.	227	8,458
VICI Properties, Inc.	263	8,576
	Shares	Value
COMMON STOCKS - 98.04% (continued)
Real Estate - 7.33% (continued)
Vornado Realty Trust	215	$8,714
		326,689
Retail & Wholesale - Discretionary - 6.06%
AutoNation, Inc.(a)	76	16,626
Boot Barn Holdings, Inc.(a)	94	15,578
Builders FirstSource, Inc.(a)	138	16,732
Burlington Stores, Inc.(a)	59	15,015
CarMax, Inc.(a)	363	16,288
Carvana Co.(a)	47	17,730
Chewy, Inc., Class A(a)	444	17,960
Dick’s Sporting Goods, Inc.	71	15,778
Dillard’s, Inc., Class A	29	17,820
Floor & Decor Holdings, Inc., Class A(a)	218	16,067
Lowe’s Cos., Inc.	76	19,100
O’Reilly Automotive, Inc.(a)	178	19,190
Ross Stores, Inc.	115	17,525
Tractor Supply Co.	291	16,549
Ulta Beauty, Inc.(a)	28	15,309
Williams-Sonoma, Inc.	87	17,004
		270,271
Retail & Wholesale - Staples - 4.52%
Albertsons Cos., Inc., Class A	972	17,020
BJ’s Wholesale Club Holdings, Inc.(a)	184	17,158
Casey’s General Stores, Inc.	31	17,525
Dollar General Corp.	163	16,846
Five Below, Inc.(a)	105	16,243
Hims & Hers Health, Inc.(a)	321	18,207
Kroger Co.	248	16,718
Ollie’s Bargain Outlet Holdings, Inc.(a)	117	15,023
Performance Food Group Co.(a)	163	16,959
Sprouts Farmers Market, Inc.(a)	143	15,558
Target Corp.	192	17,222
US Foods Holding Corp.(a)	225	17,240
		201,719
Software & Tech Services - 4.81%
Affirm Holdings, Inc., Class A(a)	101	7,381
Appfolio, Inc., Class A(a)	31	8,545
BILL Holdings, Inc.(a)	268	14,196
Booz Allen Hamilton Holding Corp., Class A	169	16,892
CACI International, Inc., Class A(a)	32	15,961
CCC Intelligent Solutions Holdings, Inc.(a)	923	8,408
Chime Financial, Inc., Class A(a)	387	7,806
Doximity, Inc., Class A(a)	236	17,263
Paychex, Inc.	138	17,493
Paycom Software, Inc.	77	16,027
Paylocity Holding Corp.(a)	108	17,201
ServiceTitan, Inc., Class A(a)	158	15,931
Tempus AI, Inc.(a)	214	17,272
Toast, Inc., Class A(a)	455	16,612

See Notes to Schedules of Investments

10

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 98.04% (continued)
Software & Tech Services - 4.81% (continued)
Waystar Holding Corp.(a)	455	$17,254
		214,242
Telecommunications - 1.63%
AT&T, Inc.	668	18,864
Frontier Communications Parent, Inc.(a)	446	16,658
Lumen Technologies, Inc.(a)	2,840	17,381
Verizon Communications, Inc.	445	19,558
		72,461
Utilities - 13.37%
Alliant Energy Corp.	263	17,729
Ameren Corp.	160	16,701
American Electric Power Co., Inc.	162	18,225
American Water Works Co., Inc.	119	16,564
Atmos Energy Corp.	103	17,587
CenterPoint Energy, Inc.	444	17,227
CMS Energy Corp.	237	17,363
Consolidated Edison, Inc.	176	17,691
Constellation Energy Corp.	63	20,731
Dominion Energy, Inc.	282	17,250
DTE Energy Co.	117	16,547
Duke Energy Corp.	147	18,191
Edison International	313	17,303
Entergy Corp.	190	17,706
Essential Utilities, Inc.	435	17,356
Evergy, Inc.	233	17,713
Eversource Energy	249	17,714
Exelon Corp.	383	17,239
IDACORP, Inc.	132	17,444
National Fuel Gas Co.	183	16,904
NiSource, Inc.	396	17,147
NRG Energy, Inc.	108	17,491
OGE Energy Corp.	365	16,888
PG&E Corp.	1,160	17,493
Pinnacle West Capital Corp.	194	17,394
PPL Corp.	467	17,354
Public Service Enterprise Group, Inc.	210	17,527
Southern Co.	205	19,428
Southwest Gas Holdings, Inc.	178	13,944
Talen Energy Corp.(a)	47	19,993
TXNM Energy, Inc.	299	16,908
Vistra Corp.	96	18,808
WEC Energy Group, Inc.	146	16,730
Xcel Energy, Inc.	222	17,904
		596,194
TOTAL COMMON STOCKS
(Cost $4,091,424)		4,371,334
	Shares	Value
LIMITED PARTNERSHIPS - 1.59%
Oil & Gas - 1.59%
Energy Transfer LP	1,085	$18,619
Enterprise Products Partners LP	607	18,981
MPLX LP	334	16,683
Western Midstream Partners LP	423	16,620
		70,903
TOTAL LIMITED PARTNERSHIPS
(Cost $63,653)		70,903

	Shares	Value
MONEY MARKET FUNDS - 0.31%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(b)	14,031	14,031

TOTAL MONEY MARKET FUNDS
(Cost $14,031)		14,031

TOTAL INVESTMENTS - 99.94%
(Cost $4,169,108)		$4,456,268

Other Assets in Excess of Liabilities - 0.06%		2,569

NET ASSETS - 100.00%		$4,458,837

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

LP – Limited Partnership

See Notes to Schedules of Investments

11

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.75%
Banking - 17.55%
BankUnited, Inc.	165,974	$6,333,568
Camden National Corp.	68,253	2,633,883
City Holding Co.	20,506	2,540,078
Farmers & Merchants Bancorp, Inc.	22,361	559,249
First Bancorp, Inc.	21,887	574,753
First United Corp.	34,857	1,281,692
Glacier Bancorp, Inc.	66,214	3,222,635
Home Bancorp, Inc.	19,399	1,053,851
Lakeland Financial Corp.	93,375	5,994,675
Ohio Valley Banc Corp.	17,197	635,945
Union Bankshares, Inc.	14,960	370,409
		25,200,738
Consumer Discretionary Products - 3.85%
Gentex Corp.	27,415	775,845
Oxford Industries, Inc.	117,076	4,746,261
		5,522,106
Consumer Discretionary Services - 11.37%
Cracker Barrel Old Country Store, Inc.	105,925	4,667,056
Darden Restaurants, Inc.	35,710	6,797,756
Upbound Group, Inc.	205,780	4,862,581
		16,327,393
Consumer Staple Products - 21.34%
Clorox Co.	54,179	6,680,271
Coca-Cola Consolidated, Inc.	411	48,153
Colgate-Palmolive Co.	37,160	2,970,570
General Mills, Inc.	121,205	6,111,156
Hormel Foods Corp.	244,559	6,050,390
Procter & Gamble Co.	23,791	3,655,487
Tootsie Roll Industries, Inc.	1,342	56,256
Universal Corp.	90,509	5,056,738
		30,629,021
Health Care - 5.31%
Abbott Laboratories	2,735	366,326
Cardinal Health, Inc.	419	65,766
CVS Health Corp.	89,830	6,772,284
Quest Diagnostics, Inc.	2,212	421,563
		7,625,939
Industrial Products - 2.68%
Caterpillar, Inc.	115	54,872
ESCO Technologies, Inc.	224	47,288
General Dynamics Corp.	6,785	2,313,685
Graco, Inc.	1,327	112,742
IDEX Corp.	7,797	1,269,040
Kadant, Inc.	177	52,672
		3,850,299
	Shares	Value
COMMON STOCKS - 95.75% (continued)
Industrial Services - 1.52%
AECOM	366	$47,752
Brady Corp., Class A	635	49,549
EMCOR Group, Inc.	94	61,057
Fastenal Co.	41,182	2,019,565
		2,177,923
Insurance - 0.68%
Erie Indemnity Co., Class A	397	126,310
Marsh & McLennan Cos., Inc.	3,912	788,385
Progressive Corp.	235	58,033
		972,728
Materials - 10.21%
Apogee Enterprises, Inc.	145,389	6,334,599
AptarGroup, Inc.	471	62,954
Owens Corning	26,739	3,782,499
Royal Gold, Inc.	627	125,764
RPM International, Inc.	13,700	1,614,956
WD-40 Co.	13,879	2,742,490
		14,663,262
Media - 0.20%
New York Times Co., Class A	1,936	111,126
Value Line, Inc.	4,550	177,814
		288,940
Oil & Gas - 6.57%
EOG Resources, Inc.	57,177	6,410,685
Riley Exploration Permian, Inc.	111,650	3,026,832
		9,437,517
Retail & Wholesale - Discretionary - 6.05%
Buckle, Inc.	112,582	6,604,060
Lowe’s Cos., Inc.	7,924	1,991,380
Williams-Sonoma, Inc.	493	96,357
		8,691,797
Retail & Wholesale - Staples - 2.86%
Dollar General Corp.	18,613	1,923,654
Village Super Market, Inc., Class A	58,298	2,178,013
		4,101,667
Software & Tech Services - 0.55%
Mastercard, Inc., Class A	76	43,230
Roper Technologies, Inc.	164	81,785
Science Applications International Corp.	6,614	657,233
		782,248

See Notes to Schedules of Investments

12

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 95.75% (continued)
Tech Hardware & Semiconductors - 5.01%
Cisco Systems, Inc.	100,503	$6,876,415
Dell Technologies, Inc., Class C	939	133,122
InterDigital, Inc.	210	72,498
TD SYNNEX Corp.	673	110,204
		7,192,239
TOTAL COMMON STOCKS
(Cost $138,728,193)		137,463,817

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.56%
Direxion Daily S&P 500 Bull 3X	6,070	1,286,233
Direxion Daily Small Cap Bull 3X Shares	28,097	1,271,108
ProShares UltraPro Dow30	11,838	1,267,258
ProShares UltraPro QQQ	12,481	1,290,535

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,809,707)		5,115,134

	Shares	Value
MONEY MARKET FUNDS - 0.72%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(a)	1,027,351	1,027,351

TOTAL MONEY MARKET FUNDS
(Cost $1,027,351)		1,027,351

TOTAL INVESTMENTS - 100.03%
(Cost $142,565,251)		$143,606,302

Liabilities in Excess of Other Assets - (0.03)%		(41,605)

NET ASSETS - 100.00%		$143,564,697

(a)	Rate disclosed is a 7-Day Yield as of September 30, 2025. Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

13

TrueShares Eagle Global Renewable Energy Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.82%
Financial Services - 6.36%
HA Sustainable Infrastructure Capital, Inc.	5,277	$162,004

Industrial Services - 2.02%
Acciona SA	257	51,566

Renewable Energy - 1.90%
Corp ACCIONA Energias Renovables SA	1,872	48,440

Utilities - 88.54%(a)
American Electric Power Co., Inc.	1,250	140,625
Black Hills Corp.	1,063	65,470
Boralex, Inc., Class A	3,826	74,695
Clearway Energy, Inc., Class A	5,531	148,950
Drax Group PLC	7,830	73,661
EDP Renovaveis SA	6,373	83,801
EDP SA	11,056	52,402
Electric Power Development Co. Ltd.	2,962	55,571
Endesa SA	3,410	108,936
Enel SpA	11,615	109,993
Fortum Oyj	4,692	88,717
Meridian Energy Ltd.	29,366	94,829
NextEra Energy, Inc.	1,616	121,992
Northland Power, Inc.	6,258	104,772
NRG Energy, Inc.	303	49,071
Orsted A/S(b)(c)(d)	4,420	78,938
PG&E Corp.	9,774	147,392
RWE AG	4,679	207,760
SSE PLC	12,000	281,057
Talen Energy Corp.(b)	185	78,695
Verbund AG	1,219	88,589
		2,255,916
TOTAL COMMON STOCKS
(Cost $2,382,028)		2,517,926
	Shares	Value
MONEY MARKET FUNDS - 0.28%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(e)	7,099	7,099

TOTAL MONEY MARKET FUNDS
(Cost $7,099)		7,099

TOTAL INVESTMENTS - 99.10%
(Cost $2,389,127)		$2,525,025

Other Assets in Excess of Liabilities - 0.90%		22,925

NET ASSETS - 100.00%		$2,547,950

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2025, these securities had an aggregate value of $78,938 or 3.10% of net assets.
(d)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2025, the aggregate market value of these securities was $78,938, representing 3.10% of net assets.
(e)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Stock Company)

Ltd. – Limited

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)

See Notes to Schedules of Investments

14

TrueShares Technology, AI & Deep Learning ETF

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.54%
Health Care - 9.55%
Eli Lilly & Co.	1,445	$1,102,535
Natera, Inc.(a)	6,541	1,052,905
Structure Therapeutics, Inc.(a)	34,861	976,108
		3,131,548
Retail & Wholesale - Discretionary - 4.80%
Amazon.com, Inc.(a)	7,164	1,572,999

Software & Tech Services - 66.87%(a)(b)
Cloudflare, Inc., Class A	19,548	4,194,805
Crowdstrike Holdings, Inc., Class A	7,028	3,446,391
Datadog, Inc., Class A	10,621	1,512,430
Elastic NV	11,740	991,913
Figma, Inc., Class A	16,910	877,122
HeartFlow, Inc.	27,264	917,706
MongoDB, Inc.	6,259	1,942,668
Samsara, Inc., Class A	51,281	1,910,217
Schrodinger, Inc.	30,550	612,833
SentinelOne, Inc., Class A	28,416	500,406
ServiceNow, Inc.	1,042	958,932
Snowflake, Inc.	10,596	2,389,928
Zscaler, Inc.	5,585	1,673,601
		21,928,952
Tech Hardware & Semiconductors - 18.32%
Advanced Micro Devices, Inc.(a)	7,938	1,284,289
ARM Holdings PLC(a)	7,699	1,089,332
NVIDIA Corp.	19,480	3,634,578
		6,008,199

TOTAL COMMON STOCKS
(Cost $24,709,960)		32,641,698
	Shares	Value
MONEY MARKET FUNDS - 0.51%
State Street Institutional US Government Money Market Fund, Administration Class, 3.84% (7-day yield)(c)	168,331	168,331

TOTAL MONEY MARKET FUNDS
(Cost $168,331)		168,331

TOTAL INVESTMENTS - 100.05%
(Cost $24,878,291)		$32,810,029

Liabilities in Excess of Other Assets - (0.05)%		(15,305)

NET ASSETS - 100.00%		$32,794,724

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Rate disclosed is a 7-Day Yield as of September 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

See Notes to Schedules of Investments

15

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to six series of the Trust, The Opal Dividend Income ETF (“DIVZ”), RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ”), RiverNorth Patriot ETF (“FLDZ”), TrueShares Active Yield ETF (“ERNZ”), TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ”) and TrueShares Technology, AI & Deep Learning ETF (“LRNZ”), (each a “Fund” and collectively the “Funds”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund	Investment Objective
The Opal Dividend Income ETF	Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
RiverNorth Enhanced Pre-Merger SPAC ETF	Seeks to preserve capital and provide incremental total return.
RiverNorth Patriot ETF	Seeks capital growth.
TrueShares Active Yield ETF	Seeks to deliver a meaningfully higher yield compared to the S&P 500 Index, with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
TrueShares Eagle Global Renewable Energy Income ETF	Seeks long-term growth of capital.
TrueShares Technology, AI & Deep Learning ETF	Seeks total return.

The Funds commenced operations on the dates listed below, as series of Listed Funds Trust (the “Predecessor Funds”):

Fund	Diversified/Non-Diversified	Commencement of Operations
The Opal Dividend Income ETF	Diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF	Diversified	July 11, 2022
RiverNorth Patriot ETF	Diversified	December 31, 2021
TrueShares Active Yield ETF	Non-diversified	April 30, 2024
TrueShares Eagle Global Renewable Energy Income ETF	Non-diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF	Non-diversified	February 28, 2020

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on various exchanges. Shares of DIVZ, RNWZ and LRNZ are listed and traded on the NYSE Arca, Inc. Shares of SPCZ and FLDZ are listed and traded on the Cboe BZX Exchange, Inc. Shares of ERNZ are traded on the NASDAQ Stock Market, LLC. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

16

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of September 30, 2025:

The Opal Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$186,366,879	$–	$–	$186,366,879
Limited Partnerships	10,097,243	–	–	10,097,243
Money Market Funds	1,008,581	–	–	1,008,581
Total	$197,472,703	$–	$–	$197,472,703

RiverNorth Enhanced Pre-Merger SPAC ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Special Purpose Acquisition Companies (SPACS)	$3,982,891	$924,974	$–	$4,907,865
Rights	62,874	–	–	62,874
Warrants	79,758	1,360	–	81,118
Money Market Funds	329,572	–	–	329,572
Total	$4,455,095	$926,334	$–	$5,381,429

RiverNorth Patriot ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$4,371,334	$–	$–	$4,371,334
Limited Partnerships	70,903	–	–	70,903
Money Market Funds	14,031	–	–	14,031
Total	$4,456,268	$–	$–	$4,456,268

TrueShares Active Yield ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$137,463,817	$–	$–	$137,463,817
Exchange-Traded Funds	5,115,134	–	–	5,115,134
Money Market Funds	1,027,351	–	–	1,027,351
Total	$143,606,302	$–	$–	$143,606,302

17

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2025 (Continued) (Unaudited)

TrueShares Eagle Global Renewable Energy Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,517,926	$–	$–	$2,517,926
Money Market Funds	7,099	–	–	7,099
Total	$2,525,025	$–	$–	$2,525,025

TrueShares Technology, AI & Deep Learning ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,641,698	$–	$–	$32,641,698
Money Market Funds	168,331	–	–	168,331
Total	$32,810,029	$–	$–	$32,810,029

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Opal International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Total Return Swaps: SPCZ may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

SPCZ did not hold any total return swap agreements as of September 30, 2025.

18